OTHER NON-CURRENT LIABILITIES	12 Months Ended
Jan. 03, 2021
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES	OTHER NON-CURRENT LIABILITIES:

	January 3, 2021	December 29, 2019

Employee benefit obligation - Statutory severance and pre-notice (a)	$19,889	$27,767
Employee benefit obligation - Defined contribution plan (b)	3,736	3,633
Provisions (c)	12,240	10,790
	$35,865	$42,190

(a) Statutory severance and pre-notice obligations:

	2020	2019

Obligation, beginning of fiscal year	$27,767	$22,075
Service cost	16,785	14,226
Interest cost	7,305	6,798
Actuarial (gain) loss(1)	(12,142)	1,296
Foreign exchange gain	(253)	(584)
Benefits paid	(19,573)	(16,044)
Obligation, end of fiscal year	$19,889	$27,767
(1) The actuarial gain in fiscal 2020 is due to reductions in headcount and changes in the actuarial assumptions used to determine the statutory severance obligations.

Significant assumptions for the calculation of the statutory severance obligations included the use of a discount rate ranging between 9.0% and 11.5% (2019 - between 9.3% and 10.0%) and rates of compensation increases of 7.5% (2019 - between 7.5% and 9.0%). A 1% increase in the discount rates would result in a corresponding decrease in the statutory severance obligations of $3.1 million, and a 1% decrease in the discount rates would result in a corresponding increase in the statutory severance obligations of $3.5 million. A 1% increase in the rates of compensation increases used would result in a corresponding increase in the statutory severance obligations of $3.8 million, and a 1% decrease in the rates of compensation increases used would result in a corresponding decrease in the statutory severance obligations of $3.4 million.
12. OTHER NON-CURRENT LIABILITIES (continued):

(a)Statutory severance and pre-notice obligations (continued):
The cumulative amount of actuarial losses recognized in other comprehensive income as at January 3, 2021 was $12.9 million (December 29, 2019 - $25.1 million) which have been reclassified to retained earnings in the period in which they were recognized.

(b)Defined contribution plan:
During fiscal 2020, defined contribution expenses were $4.5 million (2019 - $6.6 million).

(c)Provisions:
The following table presents the provisions for decommissioning and site restoration costs of the Company:

Total

Balance, December 29, 2019	$10,790
Changes in estimates made during the fiscal year	1,208
Accretion of interest	242
Balance, January 3, 2021	$12,240

Provisions as at January 3, 2021 include estimated future costs of decommissioning and site restoration for certain assets located at the Company’s textile and sock facilities for which the timing of settlement is uncertain, but has been estimated to be in excess of twenty years.